Risk management	12 Months Ended
Dec. 31, 2017
Risk management [Abstract]
Risk management

 48. Risk management

Risk management at Banco Santander is based on the following principles:

1. Independence of the management activities related to the business;

2. Involvement of the Senior Management in decision-making;

3. Consensus in the decision making on credit operations between the Risk and Business departments;

4. Collegiate decision-making, which includes the branch network, aiming to encourage diversity of opinions and avoiding the attribution of individual decisions;

5. The use of statistical tools to estimate default, which includes internal rating, credit scoring and behavior scoring, RORAC (Return on Risk Adjusted Capital), VaR (Value at Risk), economic capital, scenario assessment, among others;

6. Global approach, which an integrated treatment of risk factors in the business departments and the concept of economic capital as a consistent metric for risk undertaken and for business management;

7. Common management tools

8. Organizational structure

9. Scopes and responsibilities

10. Risk limitation

11. Recognition

12. Effective information channel

13. Maintenance of a medium-low risk profile, and  low volatility by:

• The portfolio diversification, limiting concentration in clients, groups, sectors, products or geographically speaking; the complexity level of market operations reduction; the analysis of social and environmental risks of businesses and projects financed by the bank; continuous follow up to prevent the portfolios from deteriorating.

• Policies and procedures definition that are part of the Regulatory Framework Risk, which regulates the risk activities and processes. They follow the instructions of the Board of Directors, the regulations of the BACEN and the international best practices in order to protect the capital and ensure business' profitability.

At Banco Santander, the risk management and control process is structured using as reference the framework defined at corporate level and described according to the following phases:

a) Adaptation of corporate management frameworks and policies that reflect Banco Santander's risk management principles.

Within this regulatory framework, the Corporate Risk Management Framework, regulates the principles and standards governing Banco Santander´s risk activities, based on the corporate organization and a management models, meeting the necessary regulatory requirements for credit management.

The organizational model comprises the management map, which defines the risk function and governance, and the regulatory framework itself.

b) Identification of risks through the constant review and monitoring of exposures, the assessment of new products, businesses and deals (singular transactions);

c) Risks measurement using methods and models periodically tested.

d) Preparation and distribution of a complete set of reports that are reviewed daily by the heads at all levels of Banco Santander management.

e) Implementation of a risk control system which checks, on a daily basis, the degree to which the Bank´s risk profile matches the risk policies approved and the risk limits set. The most noteworthy corporate tools and techniques (aforementioned) already in use at Banco Santander are in different stages of maturity regarding the level of implementation and use in the Bank. For wholesale segment, these techniques are in line with the corporate level development. For local segments, internal ratings and scorings based models, VaR and market risk scenario analysis and stress testing were already embedded in risk management routine while Expected loss, Economic Capital and RORAC have been integrated in risk management.

f) Internal ratings- and scorings-based models which, by assessing the various qualitative and quantitative risk components by client and transaction, making it possible to estimate, firstly, the probability of default and, subsequently, the expected loss, based on Loss Given Default (LGD) estimates.

g) Economic capital, as a homogeneous measurement of the assumed risk and the basis for the measurement of the performance management.

h) RORAC, used both as a transaction pricing tool in the whole sale segment (more precisely in global ranking and markets - bottom-up approach) as for in the analysis of portfolios and units (top-down approach).

i) VaR, which is used for controlling and setting the market risk limits for the various treasury portfolios.

j) Scenario analysis and stress testing to supplement the analysis market and credit risk in order to assess the impact of alternative scenarios, even over provisions and capital.

a) Corporate Governance of the Risk Function

The structure of Banco Santander's Risk Committee is defined in accordance with the highest standards of prudent management, while respecting local legal and regulatory environment.

Its main responsibilities are:

- Integrate and adapt the Bank's risk to local level, further than the risk management strategy, tolerance level and predisposition to the risk, previously approved by the executive committee and board of directors, all matched with corporate standards of Banco Santander Spain;

 -  Approve the proposals, operations and limits of clients and portfolio;

 -  Authorize the use of management tools and local risk models and being aware of the result of their internal validation.

 -  Keeping updated, assessing and monitoring any observations and recommendations periodically formulated by the supervisory authorities regarding their functions.

The organizational structure of the executive vice-presidency consists of areas which are responsible for credit risk management, market and structural, operational and risk model. The credit risk management structure is composed by directors who act from the point of view of retail and wholesale portfolios management. A specific area  has the mission to consolidate the portfolios and their respective risks, supporting the management with the integrated risk vision. In addition to this task, it is also responsible for the attendance to regulators, external and internal auditors, as well as the Group's headquarters in Spain.

It has a department called risk architecture, which includes a set of transverse functions of all risk factors necessary for the construction of an advanced management model. Methodology (development, parameterization models that reach all areas of risk), Governance, Policy and Risk Culture, Capital, Stress Test and Risk MI (responsible for the generation, exploitation and dissemination of information beyond the project information systems) are areas part of this structure.

Further details of the structure, methodologies and control system related to risk management is described in the report available on the website www.santander.com.br.

b) Credit Risk

b.1) Introduction to the treatment of credit risk

The Credit Risk Management provides subsidies to define strategies as risk appetite, to establish limits, including exposure analysis and trends as well as the effectiveness of the credit policy. The goal is to maintain a risk profile and adequate minimum profitability to offset the estimated default, both client and portfolio, as defined by the Executive Committee and Board of Directors. Additionally, it is responsible for the risk management systems applied in the identification, measurement, control and reduction of exposure to risk in individual or clustered by similar operations.

The Risk Management is specialized according to each clients' characteristics, being segregated between individual clients (with the accompanied of dedicated analysts) and customers with similar characteristics (standardized).

• Individualized management: It is performed by a defined risk analyst, which prepares the analysis, and forwards it to the Risk Committee and monitors the client's progress. It covers the Wholesale segment clients (Corporate and GB&M), financial institutions and certain companies;

• Standardized management: Aimed at individuals and companies not classified as individualized clients. Based on automated models of decision-making and internal risk assessment, complemented by commercial heave and analysts specialized teams to handle exceptions.

Macroeconomic aspects and market conditions, sectored and geographical concentration, as well as client profiling and economic prospects are also evaluated and considered in the appropriate measuring of credit risk.

b.2) Measures and measurement tools

Rating  tools

The Bank uses proprietary internal rating models to measure the credit quality of a given customer or transaction. Each rating relates to a certain probability of default or non-payment, determined on the basis of the customer's historical experience, to predict default. Rating/Scores models are used in the Bank's loan approval and risk monitoring process.

In some cases the observable data required to estimate the amount of an impairment loss on a financial asset may be limited or no longer fully relevant to current circumstances. In such cases, an entity uses its experienced judgment to estimate the amount of any impairment loss. Similarly an entity uses its experienced judgment to adjust observable data for a group of financial assets to reflect current circumstances.

The classification of loans into different categories is made according to the analysis of economic and financial situation of the client and any other registratered information updated frequently. New modes of operation are subject to credit risk evaluation, verification and adaptation to the controls adopted by the Bank.

Ratings assigned to customers are reviewed periodically to include any new financial information available and the experience in the Banking relationship. The frequency of the reviews is increased in case of customers that reach certain levels in the automatic warning systems and of customers classified as requiring special monitoring. The own rating tools are reviewed to qualifications by them awarded are progressively cleared.

Credit risk parameters

The estimative of the risk parameters Probability of Default (PD) and Loss Given Default (LGD) are based on internal experience, i.e. on default observations and on the experience in defaulted loan recoveries during a defined credit cycle.

For low risk portfolios, such as banks, sovereign risk or global wholesale clients, the parameters are based on CDS market data and with global broadness, using Group Santander´s world presence.

For the other portfolios, parameter estimative are based on the Bank's internal experience.

In addition to the Probability of Default (PD), the Bank is managing its credit portfolio, seeking to make loans to borrowers that have higher volumes of guarantees associated with the operations and also works constantly on strengthening its credit recovery department. These and other actions combined, are responsible for ensuring the adequacy of LGD parameters (Loss Given Default, the loss resulting from the borrower's default event to honor the principal and/or interest payments).

LGD calculation is based on net losses of non-performing loans, considering the guarantees associated with the transaction, revenues and expenses related to the recovery process and also the timing default.

Besides that , the Loss identification period, or “LIP,” is also considered in the estimation of the risk parameters that is represented by the time period between the occurrence of a loss event and the identification of an objective evidence of this loss. In other words, it represents the time horizon from the credit loss occurrence until the effective confirmation of such loss.

The Bank use proprietary internal rating models to measure the credit quality of a given client or transaction. Each rating relates to a certain probability of default or non-payment, determined on the basis of the client's history, with the exception of certain portfolios classified as “low default portfolios”. These ratings and models are used in loan approval and risk monitoring processes.

The table shown in note 10.b shows the portfolio by the internal risk rating levels and their probability of default.

b.3) Observed loss: measures of credit cost

The Bank monthly estimate losses related to credit risk and then we compare those estimates with actual losses of the month. Periodically conduct tests in order to monitor and maintain control over credit risk.

To complement the use of admission and rating, the Bank use other measures that supports the prudent and effective management of credit risk, based on the loss observed.

The cost of credit is measured by the sum of credit losses and to the average loans portfolio of the same year.

b.4) Credit risk cycle

Banco Santander has a global view of its credit portfolio throughout the various phases of the risk cycle, with a level of detail that allows us to evaluate the current situation of risk and any movements. This mapping is followed by the Board of Directors and the Executive Committee of the bank that no only sets policies and risk procedures, limits and delegates responsibilities. It also approves and supervises the activities of the area.

The risk management process consists of identifying, measuring, analyzing, controlling, negotiating and deciding on, as appropriate, the risks incurred in the Bank's operations and companies of the conglomerate. The risk cycle comprises three different phases:

• Pre-sale: this phase includes the risk planning and setting targets, determination of the Bank's risk appetite, approval of new products, risk analysis and credit rating process, and limit setting.

• Sale: this is the decision-making phase for both pre-classified and specific transactions.

• Post-sale: this phase comprises the risk monitoring, measurement and control processes and the recovery process.

Planning and setting risk limits

Risk limit setting is a dynamic process that identifies Banco Santander's risk appetite by assessing business proposals and its risk attitude. This process is defined through the risk appetite approved by the Bank's Management and the units.

In the case of individualized risks, the most basic level is the customer, for which individual limits are set.

For GCB clients, a pre-classification model is used based on a system of measurement and monitoring of economic capital. In relation to the Corporate segment, the operational limit model is used in maximum nominal credit amounts.

To the risks of customers with standardized management, the limits of the portfolios are planned using credit management programs (SGP) agreed document for the areas of business and risks, and approved by the Executive Committee. This document contains the results expected for the business in terms of risk and return, beyond the limits which govern the activity and risk management. This client group has a more automated treatment in risks.

Risk analysis and rating process

Risk analysis is a pre-requisite for the approval of loans to clients by the Bank. This analysis consists of examining the counterparty's ability on meeting its contractual obligations to the Banco Santander, which involves analyzing the client's credit quality, its risk transactions, solvency, and sustainability of business and the return to be obtained in view of the risk assumed.

The risk analysis is conducted annually, at least, and can be held shortly when client profile indicates (through systems with centralized alerts, managers visits to clients or specific credit analysis), or when operations are not covered by pre-classification.

Decision-Making on Operations

The process of decision making on operations aims to analyze and adopt adopt in accordance with pre-established policies, taking into account risk appetite and any elements of the operation that are important in assessing risk and return.

The Banco Santander uses, among others, the RORAC methodology (profitability on risk-adjusted capital), for risk analysis and pricing in the decision-making process on transactions and deals.

Risk monitoring and control

The preventive detection of the operation's credit quality is from the commercial manager responsibility in conjunction with the risk analyst. Additionally, the risk monitoring is made through a permanent observation process in order to anticipate the identification of incidents which can occur in the evolution of the operations, clients and environment.

This monitoring process may result in the client's classification in SCAN. This is a system which allows the differentiation of the management level and the action to be taken case-by-case.

Risk control function

The control function is performed by assessing risks from various complementary perspectives, the main pillars are the control by geographical location, business area, management model, product and process, facilitating thus the detection of specific areas requiring measures for which decisions should be taken. To obtain an overview of the bank's loan portfolio over the various phases of the credit cycle, with a level of detail that allows the assessment of the current risk situation and any movements.

Any changes in the Bank's risk exposure are controlled on an ongoing and systematic basis. The impacts of these changes in certain future situations, both of an exogenous nature and those arising from strategic decisions, are assessed in order to establish measures that place the profile and amount of the loss portfolio within the parameters set by Executive Commission.

b.5) Credit recovery

Strategies and action channels are defined according to the days of past due loans and the amounts, that result in a Map of Responsibilities and always look as the first alternative, the client's recovery.

The Bank uses tools as behavioral scoring to study the collection performance of certain groups, in order to reduce costs and increase recoveries. These models seek to measure the probability of clients becoming overdue adjusting collection efforts so that clients less likely to recover, receive timely actions. In cases the payments is most likely to happen, the focus is given in maintaining a healthy relationship with clients. All clients with severe or rescheduled credits delays values have internal restrictions.

Clients with higher risks have a model of recovery, with a commercial follow-up and a recovery specialist.

b.6) Credit risk from other perspective

Certain areas and specific views of credit risk deserve a specialist's attention, complementary to global risk management.

Concentration risk

Concentration risk is an essential factor in the area of credit risk management. The Bank constantly monitors the degree of concentration of its credit risk portfolios, by geographical area/country, economic sector, product and client group.

The risk committee establishes the risk policies and reviews the exposure limits required to ensure adequate management of credit risk portfolio concentration.

From the sectorial standpoint, the distribution of the corporate portfolio is adequately diversified.

The Bank's Risk Area works closely with the Finance Area in the active management of credit portfolios, which includes reducing the concentration of exposures through several techniques, such as the arrangement of credit derivatives for hedge purposes or the performance of securitization transactions, in order to optimize the risk/return ratio of the total portfolio.

Credit risk from financial market operations

This heading includes the credit risk arising in treasury operations with clients, mainly credit institutions. These operations are performed both via money market financing products with different financial institutions and via derivative instruments arranged for the purpose of serving our clients.

Risk control is performed using an integrated, real-time system that enables the Bank to know at any time the unused exposure limit with respect to any counterparty, any product and maturity and at any Bank unit.

Credit risk is measured at its current market value and its potential value (exposure value considering the future variation in the underlying market factors). Therefore, the equivalent credit risk (CRE) is defined as the sum of net replacement value plus the maximum potential value of the contracts in the future.

Environmental risk

Environmental Risk management for the Wholesale Bank is performed through the analysis of social and environmental practices of customers who have limits or credit risk over R$1 million. This analysis considers items such as contaminated land, deforestation, working conditions and other possible points of environmental attention where there is the possibility of penalties and losses. The procedure is performed by a specialized team, trained in Biology, Health and Safety Engineering, Geology and Chemistry Engineering. A team of financial analysis considers the potential damage and impact that unfavorable environmental condition may compromise the financial condition and client guarantees. The analysis focuses on preserving capital and reputation in the market and the spread of the practice is achieved through the constant training of commercial and credit areas on the application of social and environmental risk patterns in the credit approval process for corporate clients in the Wholesale Bank.

The environmental risk management for suppliers is done throughout the purchasing process and is based on the 10 principles of the Global Compact of the United Nations which considers items such as: human rights, working conditions, environmental and ethical issues. To participate in a bidding process, the company must show respect to these principles. During the approval, the Bank does a technical evaluation that includes social and environmental criteria. Beyond this step, suppliers classified as high impact, include a more detailed assessment of the operational, financial, administrative, fiscal, legal, governance, social and environmental. This step includes a visit to verify the evidence and obtain answers provided by the company during the evaluation.

b.7) Variations in main aggregates in 2016 (unaudited)

The trends observed in 2017 were consistent with those of 2016, where in a challenging economic scenario, the Bank model proved to be effective. The Bank was able to preserve the good quality of the business and reduce the default rate. In December 2017, this index was 6.6% against 7%, 31 in December 2016 and 7% on December 31, 2015.

This income was possible thanks to a combination of factors. Among them, a credit mix with focus on safer lines; partnerships; a deep knowledge and monitoring] of the client's financial life; and the deployment of strong debt renegotiation campaigns.

The involvement of senior management in decision making (held collectively at our Committees), besides independence Risks relating to the business, allow more assertive decisions and credit risk reduction.

The analysis of credit for projects and companies in the Wholesale segment, continue to integrate opinions of our area of Environmental Risk.

Below is a table showing the evolution of the main credit indicators.

	2017	2016	2015

Credit risk exposure - customers (Thousand of Reais)	330,474,249	301,702,586	310,877,166
Loans and advances to customers, gross (note 10)	287,829,213	268,437,556	267,266,449
Contingent Liabilities - Guarantees and other sureties (note 45.a)	42,645,036	33,265,030	43,610,717
Non-performing loans ratio (%) - unaudited	6.65%	7.04%	7.00%
Impairment coverage ratio (%) - unaudited	95.39%	96.31%	82.86%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	18,261,638	18,191,126	15,411,760
Cost of credit (% of risk) - unaudited	3.98%	4.52%	5.07%

Data prepared on the basis of management criteria and the accounting criteria of the controller unit.

(*) RAWO = Recoveries of Assets Derecognized.

c) Market Risk

Market risk is the exposure to risks such as interest rates, exchange rates, prices of goods, prices in the stock market and others values, according to the type of product, volume of operations, term and conditions of the agreement and underlying volatility.

The Bank operates according to global policies, within the Group's risk tolerance level, aligned with the objectives in Brazil and in the world.

With this purpose, it has developed its own Risk Management model, according to the following principles:

 - Functional independence;

 - Executive capacity sustained by knowledge and proximity with the client;

 - Global reach of the function (different types of risks);

 - Collective decision-making, that evaluates a variety of possible scenarios and do not compromise the results with individual decision (including Brazil Executive Risk Committee  - Comitê Executivo de Riscos Brasil). This Comitee delimits and approves the operations. The Asset and Liabilities Committee, which responds for the capital management and structural risks, including country-risk, liquidity and interest rates.

- Management and improvement of the equation risk/return; and

- Advanced methodologies for risk management, such as Value at Risk - VaR (historical simulation of 521 days with a confidence level of 99% and time horizon of one day), scenarios, financial margin sensibility, equity value and contingency plan.

The Market Risks structure is part of the Vice Presidency of Credit and Market Risks, an independent area that applies risk policies taking into consideration the guidelines of the Board of Directors and the Risks Division of Santander in Spain.

c.1) Activities subject to market risk

The measurement, control and monitoring of the market risk area comprises all operations in which net worth risk is assumed. This risk arises from changes in the risk factors -interest rate, exchange rate, equities, commodity prices and the volatility thereof- and from the solvency and liquidity risk of the various products and markets in which the Bank operates.

The activities are segmented by risk type as follows:

- Trading: this item includes financial services for clients, trading operations and positioning mainly in fixed-income, equity , foreign currency products and shares.

- Balance sheets management: A risk management assessment aims to give stability to interest income from the commercial and economic value of the Bank, maintaining adequate levels of liquidity and solvency. The risk is measured by the balance sheets exposure to movements in interest rates and level of liquidity.

- Structural risks:

i. Structural foreign currency risk/hedges of results: foreign currency risk arising from the currency in which investments in consolidable and non-consolidable companies are made (structural exchange rate). This item also includes the positions taken to hedge the foreign currency risk on future results generated in currencies other than the Real (hedges of results).

ii. Structural equities risk: this item includes equity investments in non-consolidated financial and non-financial companies that give rise to equities risk.

The Financial Management area is responsible for the balance sheet management risk and structural risks through the application of uniform methodologies adapted to the situation of each market in which the Bank operates. Thus, in the convertible currencies area, Financial Management directly manages the Parent's risks and coordinates the management of the other units operating in these currencies. Decisions affecting the management of these risks are taken through the ALCO (Asset Liability Control committees) in the respective countries.

The Financial Management goal is to ensure the stability and recurring nature of both the net interest margin of the commercial activity and the Bank's economic value, whilst maintaining adequate liquidity and solvency levels.

Each of these activities is measured and analyzed using different tools in order to reflect their risk profiles as accurately as possible.

Interest rate Risk

The following table aggregates by product the cash flows of the operations of our perimeter of companies that have interest income. The transactions are presented by the book balance at the closing date of the years 2016 and 2017. It is not associated with the risk management of changes in interest rates or indexer mismatches, which is done by monitoring metrics of Marketplace. However, it allows to evaluate the concentrations of term and possible risks and below it, the balances of the same products are presented at the redemption value at maturity, except for the line dealing with receivables and obligations linked to derivative contracts.

					2017
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	5,541	1,779	6,556	29,968	10,194	54,038
Debt instruments	653	890	5,739	16,709	8,148	32,139
Equity instruments	490	-	-	-	-	490
Trading derivatives	4,398	889	818	13,259	2,046	21,410
Available-For-Sale Financial Assets	2,032	1,272	17,092	46,502	23,711	90,609
Debt instruments	925	1,272	17,092	46,502	23,711	89,503
Equity instruments	1,107	-	-	-	-	1,107
Other Financial Assets At Fair Value Through Profit Or Loss	72	13	50	479	1,008	1,622
Debt instruments	38	13	50	479	1,008	1,589
Equity instruments	33	-	-	-	-	33
Non-Current Assets Held For Sale	80	168	222	3,082	7,040	10,593
Reserves from Brazilian Central Bank	59,051	-	-	-	-	59,051
Loans and Receivables	22,033	81,275	34,430	86,645	71,453	295,835
Total	88,809	84,507	58,351	166,677	113,406	511,750

Interest-bearing liabilities:

Deposits from credit institutions	150,719	46,254	62,605	69,778	5,119	334,474
Subordinated debts	-	789	257	7,784	-	8,829
Marketable debt securities	4,436	36,208	12,313	15,544	847	69,348
Trading derivatives	4,618	659	504	12,243	2,285	20,310
Short positions	32,531	-	-	-	-	32,531
Total	192,304	83,909	75,679	105,349	8,251	465,492

					2016
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	26,960	5,242	4,593	31,938	14,918	83,651
Debt instruments	20,232	2,370	2,711	23,479	10,335	59,127
Equity instruments	397	-	-	-	-	397
Trading derivatives	6,331	2,872	1,882	8,459	4,582	24,126
Available-For-Sale Financial Assets	2,940	1,350	1,761	42,683	11,046	59,780
Debt instruments	954	1,350	1,761	42,683	11,046	57,794
Equity instruments	1,985	-	-	-	-	1,985
Other Financial Assets At Fair Value Through Profit Or Loss	80	14	50	486	981	1,611
Debt instruments	38	14	50	486	981	1,569
Equity instruments	42	-	-	-	-	42
Non-Current Assets Held For Sale	79	168	220	2,920	6,549	9,936
Reserves from Brazilian Central Bank	58,594	-	-	-	-	58,594
Loans and Receivables	16,435	99,924	32,590	79,467	68,120	296,536
Total	105,088	106,698	39,214	157,494	101,614	510,108

Interest-bearing liabilities:

Deposits from credit institutions	135,457	49,973	46,686	69,605	4,987	306,708
Subordinated debts	-	268	255	8,260	-	8,783
Marketable debt securities	6,214	40,229	33,336	23,647	495	103,921
Trading derivatives	6,046	1,308	1,268	7,123	4,167	19,912
Short positions	31,551	-	-	-	-	31,551
Total	179,268	91,778	81,545	108,635	9,649	470,875

					2015
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	3,399	5,288	6,917	21,436	8,149	45,189
Debt instruments	1,225	1,806	4,542	12,038	4,182	23,793
Equity instruments	405	-	-	-	-	405
Trading derivatives	1,769	3,482	2,374	9,398	3,967	20,990
Available-For-Sale Financial Assets	2,210	3,109	8,643	31,242	21,842	67,046
Debt instruments	1,047	3,109	8,643	31,242	21,842	65,883
Equity instruments	1,162	-	-	-	-	1,162
Other Financial Assets At Fair Value Through Profit Or Loss	611	12	48	427	893	1,991
Debt instruments	38	12	48	427	893	1,418
Equity instruments	574	-	-	-	-	574
Non-Current Assets Held For Sale	80	163	215	2,096	7,327	9,881
Reserves from Brazilian Central Bank	52,183	-	-	-	-	52,183
Loans and Receivables	20,259	79,073	40,635	82,695	59,986	282,648
Total	78,742	87,645	56,458	137,896	98,197	458,938

Interest-bearing liabilities:

Deposits from credit institutions	116,365	39,972	36,960	95,602	5,764	294,663
Subordinated debts	44	87	7,990	9,694	-	17,815
Marketable debt securities	8,070	24,823	12,484	52,032	52	97,461
Trading derivatives	1,550	3,671	1,430	7,122	2,854	16,627
Short positions	20,899	-	-	-	-	20,899
Total	146,928	68,553	58,864	164,450	8,670	447,465

Currency Risk

			2017
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	54,380	11,684	10,377	76,442
Loans and advances to customers	3,818	321	-	4,139
Investments in Foreign Subsidiaries and Dependence	36,613	3,010	-	39,623
Derivatives	262,092	45,317	9,640	317,049
Others	46,200	13,028	6,237	65,465
Total	403,102	73,361	26,254	502,717

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	32,962	3,047	17	36,025
Derivatives	277,358	54,633	9,294	341,284
Others	93,821	15,975	17,068	126,864
Total	404,140	73,654	26,378	504,173

			2016
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	4,839	-	-	4,839
Loans and advances to customers	3,485	-	-	3,485
Investments in Foreign Subsidiaries and Dependence	34,337	2,662	-	36,999
Derivatives	166,626	24,173	11,241	202,040
Others	25,273	1,020	-	26,293
Total	234,560	27,855	11,241	273,656

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	32,255	640	-	32,895
Derivatives	183,277	27,973	11,426	222,676
Others	19,198	-	104	19,302
Total	234,730	28,613	11,530	274,873

c.2) Methodologies

Trading

The Bank calculates its market risk capital requirement using a standard model provided by Bacen.

The standard methodology applied to trading activities by the Bank in 2017, 2016 and 2015 was the value at risk (VaR), which measures the maximum expected loss with a given confidence level and time horizon. This methodology was based on a standard historical simulation with a 99% confidence level and a one-day time horizon. Statistical adjustments were made to enable the efficient incorporation of the most recent events that condition the level of risk assumed.

Specifically, the Bank uses a time window of two years or 521 daily data obtained retrospectively from the reference date of the VaR calculation. Two figures are calculated each day, one by applying an exponential decline factor which gives a lesser weighting to more distant observations in time, and another with uniform weightings for all observations. The VaR reported is the higher of these two figures.

VaR is not the only measure. It is used because it is easy to calculate and because it provides a good reference of the level of risk incurred by the Bank. However, other measures are simultaneously being implemented to enable the Bank to exercise greater risk control in all the markets in which it operates.

One of these measures is scenario analysis, which consists of defining behavior scenarios for various financial variables and determining the impact on results of applying them to the Bank's activities. These scenarios can replicate past events (such as crisis) or, conversely, determine plausible scenarios that are unrelated to past events. A minimum of three types of scenarios are defined (plausible, severe and extreme) which, together with VaR, make it possible to obtain a much more complete view of the risk profile.

The positions are monitored daily through an exhaustive control of changes in the portfolios, aiming to detect possible incidents and correct them immediately. The daily preparation of an income statement is an excellent risk indicator, once it allows the Bank to observe and detect the impact of changes in financial variables on the portfolios. The daily calculation of the result is also an excellent indicator of the risk, as it allows the Bank to observe and detect the impact of changes in financial variables in the portfolios.

Lastly, due to their atypical nature, derivatives and credit trading management (actively traded credit - Trading Book) activities are controlled by assessing specific measures on a daily basis. In the case of derivatives, these measures are sensitive to fluctuations in the price of the underlying (delta and gamma), in volatility (vega) and in time (theta). For credit trading management activities, the measures controlled include sensitivity to spread, jump-to-default and position concentrations by rating level.

In respect to the credit risk inherent in the trading portfolios (Credit Trading portfolios), and in keeping with the recommendations made by the Basel Committee of Banking Supervision, an additional measure has been introduced, the Incremental Risk Charge (IRC), in order to cover the default risk which is not properly captured in the VaR, through the variation of the related market prices of credit spreads. The instruments affected are basically fixed-income bonds, , derivatives on bonds (forwards, options, etc.) and credit derivatives (credit default swaps, asset-backed securities, etc.). The method used to calculate the IRC, is defined globally at Group level.

c.3) Balance-sheet management

Interest rate risk

The Bank analyses the sensitivity of the net interest margin and market value of equity to changes in interest rates. This sensitivity arises from maturity and interest rate repricing gaps in the various balance sheets items.

On the basis of the balance-sheets interest rate position, and considering the market situation and outlook, the necessary financial measures are adopted to align this position with that desired by the Bank. These measures can range from the taking of positions on markets to the definition of the interest rate features of commercial products.

The measures used by the Bank to control interest rate risk in these activities are the interest rate gap, the sensitivity of net interest margin (NIM) and market value of equity (MVE) to changes in interest rates, the duration of capital, value at risk (VaR), the EaR (Earning At Risk) and scenario analysis.

Interest rate gap of assets and liabilities

The interest rate gap analysis focuses on the mismatches between the reevaluation deadlines of on-balance-sheets assets and liabilities and off-balance-sheets items. This analysis facilitates a basic snapshot of the balance sheet structure and enables concentrations of interest rate risk in the various maturities to be detected. Additionally, it is a useful tool for estimating the possible impact of potential changes in interest rates on the entity's net interest margin and market value of equity.

The flows of all the on and off-balance sheet headings must be broken down and placed at the point of repricing or maturity. The duration and sensitivity of contracts that do not have a maturity date they are analyzed and estimated using an internal model.

Net interest margin (NIM) sensitivity

The sensitivity of the net interest margin measures the change in the expected accruals for a specific period (12 months) given a shift in the interest rate curve.

The sensitivity of the net interest margin is calculated by simulating the margin both for a scenario of changes in the interest rate curve and for the current scenario. The sensitivity is the difference between the two margins calculated.

Market value of equity (MVE) sensitivity

The sensitivity of the market value of equity is a complementary measure to the sensitivity of the net interest margin.

This sensitivity measures the interest rate risk implicit in the market value of equity based on the effect of changes in interest rates on the present values of financial assets and liabilities.

Value at risk (VaR) and Earnings at Risk (EaR)

It is defined with 99% base points of the MVE's loss distribution function, calculated considering the market value of the positions, based on the payback obtained in the last two years and with degree of statistical certainty (level of trust) to a defined time horizon.

It is also applied a similar methodology to calculate the maximum loss in NII (EaR), in order to consider the interest rate risk even in economic value impact as in financial margin.

The unit sums the return vectors of the VAR with the return vectors of EaR, resulting the total return vector. The composition is made considering in the metric of EaR the losses in financial margin that occur between the initial moment (reference date) and the holding period of the not-trading portfolio. The losses in the economic value takes in consideration the impact of the ending positions after the holding period.

The value at risk for balance sheet headings and investment portfolios are calculated by applying the same standard as that used for trading: historical simulation with a confidence interval of 99% . Statistical adjustments were made to enable the swift and efficient incorporation of the most recent events that condition the level of risk assumed.

c.4) Liquidity risk

Liquidity risk is associated with the Bank's ability to finance its commitments at reasonable market prices and to carry out its business plans with stable sources of funding. The Bank permanently monitors maximum gap profiles.

The measures used to control liquidity risk in balance sheet management are the liquidity gap, liquidity ratios, stress scenarios and contingency plans.

Liquidity gap

The liquidity gap determines the inflow and outflow of funds for assets, liabilities (note 45-d) and off-balance headings at a given time horizon, making it possible to analyze mismatches between the Bank's expected inflow and outflow of funds.

A liquidity gap may be prepared and analyzed as divided into local currency liquidity gap and foreign currency liquidity gap, under which cash and cash equivalents, inflows and outflows and strategies are segregated into local and foreign currency, respectively.

The Bank prepares three types of Liquidity Gap analysis:

1 - Contractual liquidity gap

The Contractual Liquidity Gap determines the contractual maturity flows of the Bank's major products on a consolidated basis, and any existing mismatches. It also informs the available liquidity in one day and the consumption of or increase in liquidity in the period.

2 - Operational liquidity gap

Daily cash monitoring and management considering the market situation, maturities and renewal of assets and liabilities, liquidity requirement and specific events.

3 - Projected liquidity gap

Based on the Contractual Liquidity Gap, new maturity flows are projected considering the Bank's budget plan.

Liquidity ratios

In addition to the Liquidity Gap analysis, a Structure Liquidity model is also prepared to assess the structure profile of the sources and uses of the Bank's funds, which includes Liquidity Ratio studies.

The key Liquidity Ratios analyzed are as follows:

• Deposits / Lending operations - measures the Institution's ability to finance lending operations with more stable and lower-cost funding.

• Stable Liabilities / Permanent Assets - measures the ration between Capital + Other Stable Liabilities and Investments + Other Permanent Assets.

• Market Funding / Total Assets - measures the percentage of the Group's assets financed with less stable and higher-cost funding.

• Short-term market funding / Market Funding - measures the percentage of probable liquidity loss (less than 90 days) on total less stable funding.

• Net Assets / Short-term Market Funding - measures the commitment ratio of highly-liquid assets and probable liquidity loss(less than 90 days).

Banco Santander uses in its liquidity risk management the Liquidity Coverage Ratio (LCR). LCR is a short-term liquidity ratio for a 30-day stress scenario. Represents the result of the division of the high quality assets and the net cash outflows.

Total High Liquidity Assets - HQLA (Net Assets) is composed mainly of Brazilian federal government bonds and compulsory returns. The net outflows are composed mainly of losses of deposits, offset in part by inflows, mainly loans.

Throughout the three observations in this disclosure (exercise with balances from the end of October, November and December 2017) the institution presented a surplus (difference between net assets and net outflows) of R$14.7 billion, which resulted in an LCR of 123%.

Clients Funding

Santander has different sources of funding, both in terms of products and the mix of clients, with emphasis on retail operations of the Time Deposits. Total customer funds are currently at the level of R$356 million and showed a light decrease to volumes at the end of 2016, mainly because of the maturity of some operations (Financial Letters) that were not renewed.

					In millions of Reais
Customers Funding	2017			2016
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	15,252	15,252	100%	15,794	15,794	100%
Savings accounts	40,570	40,570	100%	35,901	35,901	100%
Time deposits	39,549	170,570	23%	24,452	150,686	16%
Interbank deposit	622	3,244	19%	944	2,379	40%
Funds from acceptances and issuance of securities	4,436	69,348	6%	6,304	105,120	6%
Borrowings and Onlendings	5,606	48,304	12%	4,114	46,124	9%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	8,829	0%	-	8,784	0%
Total	106,035	356,117	30%	87,509	364,788	23%

					In millions of Reais
Customers Funding				2015
				0 a 30 days	Total	%
Demand deposits				14,990	14,990	100%
Savings accounts				35,842	35,842	100%
Time deposits				22,048	148,682	15%
Interbank deposit				1,896	2,855	66%
Funds from acceptances and issuance of securities				8,126	98,246	8%
Borrowings and Onlendings				2,836	52,769	5%
Subordinated Debts / Debt Instruments Eligible to Compose Capital				234	18,006	1%
Total				85,972	371,390	23%

Assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows are as follows:

					2017
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	5,051	1,788	6,737	32,841	18,848	65,265
Debt instruments	654	899	5,919	19,582	16,801	43,856
Trading derivatives	4,398	889	818	13,259	2,046	21,410
Available-For-Sale Financial Assets	925	1,283	12,695	56,167	50,329	121,399
Debt instruments	925	1,283	12,695	56,167	50,329	121,399
Other Financial Assets At Fair Value Through Profit Or Loss	38	13	51	543	1,994	2,640
Debt instruments	38	13	51	543	1,994	2,640
Non-Current Assets Held For Sale	81	169	227	3,370	9,573	13,419
Reserves from Brazilian Central Bank	59,051	-	-	-	-	59,051
Loans and Receivables	74,887	93,587	45,397	117,084	84,560	415,515
Total	140,034	96,840	65,107	210,005	165,304	677,290

Interest-bearing liabilities:

Deposits from credit institutions	150,979	50,936	66,571	84,274	8,191	360,951
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	807	257	7,784	-	8,848
Marketable debt securities	4,445	36,855	12,904	18,421	866	73,491
Trading derivatives	4,618	659	504	12,243	2,285	20,310
Short positions	32,531	-	-	-	-	32,531
Total	192,573	89,257	80,236	122,722	11,342	496,130

					2016
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	27,093	5,262	4,749	36,135	25,573	98,812
Debt instruments	20,762	2,390	2,867	27,676	20,991	74,686
Trading derivatives	6,331	2,872	1,882	8,459	4,582	24,126
Available-For-Sale Financial Assets	1,492	1,373	1,819	55,056	29,854	89,594
Debt instruments	1,492	1,373	1,819	55,056	29,854	89,594
Other Financial Assets At Fair Value Through Profit Or Loss	38	14	52	586	1,824	2,514
Debt instruments	38	14	52	586	1,824	2,514
Non-Current Assets Held For Sale	79	170	227	3,307	9,979	13,762
Reserves from Brazilian Central Bank	58,594	-	-	-	-	58,594
Loans and Receivables	18,151	112,337	42,763	106,518	82,770	362,539
Total	105,447	119,156	49,610	201,602	150,000	625,815

Interest-bearing liabilities:

Deposits from credit institutions	135,725	51,098	50,024	86,535	7,444	330,826
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	347	330	10,633	-	11,310
Marketable debt securities	6,234	41,431	35,390	27,344	521	110,920
Trading derivatives	6,046	1,308	1,268	7,123	4,167	19,912
Short positions	31,551	-	-	-	-	31,551
Total	179,556	94,184	87,012	131,635	12,132	504,519

					2015
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	2,831	4,125	7,031	24,032	16,623	54,642
Debt instruments	1,226	1,860	4,761	15,430	13,151	36,428
Trading derivatives	1,605	2,265	2,270	8,602	3,472	18,214
Available-For-Sale Financial Assets	1,048	3,185	9,475	41,894	55,640	111,242
Debt instruments	1,048	3,185	9,475	41,894	55,640	111,242
Other Financial Assets At Fair Value Through Profit Or Loss	38	12	48	427	893	1,418
Debt instruments	38	12	48	427	893	1,418
Non-Current Assets Held For Sale	80	163	219	2,360	10,358	13,180
Reserves from Brazilian Central Bank	52,183	-	-	-	-	52,183
Loans and Receivables	22,717	89,907	51,196	110,204	73,132	347,156
Total	78,897	97,392	67,969	178,917	156,646	579,821

Interest-bearing liabilities:

Deposits from credit institutions	116,525	40,676	40,453	128,627	8,594	334,875
Subordinated Debts / Debt Instruments Eligible to Compose Capital	297	113	8,845	12,606	-	21,861
Marketable debt securities	8,093	25,732	13,900	67,049	116	114,890
Trading derivatives	1,230	1,937	1,265	6,915	2,604	13,951
Short positions	20,899	-	-	-	-	20,899
Total	147,044	68,458	64,463	215,197	11,314	506,476

Scenario analysis / Contingency plan

Liquidity management requires an analysis of financial scenarios where possible liquidity issues are evaluated. For this, crisis scenarios are built and then studied. The model used for this analysis is the Liquidity Stress Test.

The Liquidity Stress Test assesses the institution's financial structure and its ability to resist and respond to the most extreme situations.

The purpose of the Liquidity Stress Test is to simulate adverse market conditions, making it possible assess impacts on the institution's liquidity and payment ability, so as to take preventive actions or avoid positions that may adversely affect liquidity in worst-case scenarios.

Scenarios are determined based on an analysis of the market commitment during prior crisis and future estimates. Four scenarios with different intensity levels are prepared.

Based on an analysis of the stress models, the Minimum Liquidity concept was determined, which is the minimum liquidity required to support the liquidity losses of up to 90% for 90 days in all crisis scenarios simulated.

Based on the results obtained through the Liquidity Stress Test, the Bank prepares its Liquidity Contingency Plan, which is a formal combination of preventive and corrective actions to be taken in liquidity crisis scenarios.

The Liquidity Contingency Plan is primarily intended to the following:

• Crisis identification - the preparation of a Liquidity Contingency Plan requires the determination in advance of a measurable parameter determining the institution's liquidity condition and structure. This parameter is the Liquidity Minimum Limit determined by the Liquidity Stress Test. When this limit is exceeded, there is a liquidity crisis environment, and thus, the Contingency Plan is used.

• Internal Communication - after the crisis is identified, it is necessary to establish clear communication channels to mitigate the problems raised. People responsible for taking these contingency actions should be notified of the extent of the contingency and measures to be taken.

• Corrective actions - Actions intended to actually generate the funds required to solve or mitigate the effects of crisis, as follows:

- Assess the type and severity of the crisis;

- Identify the most impacted segment;

- Put in practice the measures planned to generate funds, considering the required amount and cost of the additional resource, either financial or image cost.

ALCO reviews and approves stress models, Minimum Liquidity and Contingency Plan on a semi-annual basis.

If adverse market conditions occur, ALCO may review and approve new models, Minimum Liquidity and Contingency Plan when needed.

c.5) Structural foreign currency risk / Hedges of results / Structural equities risk

These activities are monitored by measuring positions, VaR and results.

c.5.1) Complementary measures

Calibration and test measures

Back-testing consists of performing a comparative analysis between VaR estimates and daily “clean” results (profit or loss on the portfolios at the end of the preceding day valued at following-day prices) and “dirty” (managerial income taking into account also the costs, intraday results and loading). The aim of these tests is to verify and provide a measure of the accuracy of the models used to calculate VaR.

Back-testing analyses performed at Banco Santander comply, at the very least, with the BIS recommendations regarding the verification of the internal systems used to measure and manage financial risks. Additionally, the Santander Bank also conducts hypothesis tests: excess tests, normality tests, Spearman's rank correlation, average excess measures, etc.

The assessment models are regularly calibrated and tested by a specialized unit.

c.6) Control system

Limit setting

The limit setting process is performed together with the budgeting activity and is the tool used to establish the assets and liabilities available to each business activity. Limit setting is a dynamic process that responds to the level of risk considered acceptable by management.

The limits structure requires a process to be performed that pursues, among others, the following objectives:

1. To identify and delimit, in an efficient and comprehensive manner, the main types of financial risk incurred, so that they are consistent with business management and the defined strategy.

2. To quantify and communicate to the business areas the risk levels and profile deemed acceptable by senior management so as to avoid undesired risks.

3. To provide flexibility to the business areas for the efficient and timely assumption of financial risks, due to changes in the market and business strategy, and within the risks level considered acceptable by the Bank.

4. To allow business makers to assume risks which, although prudent, are sufficient to obtain the budgeted results.

5. To delimit the range of products and underlying assets with which each Treasury unit can operate, considering features such as assessment model and systems, liquidity of the instruments involved, etc.

c.7) Risks and results in 2017

Financial Intermediation Activities

The average VaR from the Bank´s trading portfolio in 2017 ended in R$1.4 billion (2016 - R$804 million and 2015 - R$926 million). The dynamic management of this profile allows the Bank to change its strategy to capitalize the opportunities offered by a uncertain environment.

c.7.1) Asset and liability management (1)

Interest rate risk

Convertible currencies

At 2017 year-end, the sensitivity of the net interest margin at one year to parallel increases of 100 basis points applied to Banco Santander portfolios was concentrated on the BRL interest rate curve was positive by R$378 million.

Also at 2017 year-end, the sensitivity market value of equity to parallel increases of 100 basis points applied to the Banco Santander in the BRL interest rate curve was positive by R$2.066 million.

Quantitative risk analysis

The interest rate risk in balance sheets management portfolios, measured in terms of sensitivity of the net interest margin (NIM) at one year to a parallel increase of 100 b.p. in the interest rate curve, was at the beginning of 2017 and 2016, reaching a maximum of R$458 million in June. The sensitivity value increased R$386 million during 2017, reaching a maximum of R$2,177 million in September. The main factors that occurred in 2017 and influenced in sensitivity were the volatility of the exchange rate (convexity effect), portfolio's decayment, update of implicit methodology on cash flow of the Bank's products and liquidity.

Million of Reais
	2017	2016	2015
Sensibilities
Net Interest Margin	378	385	525
Market Value of Equity	2,066	1,680	1,800
Value at Risk - Balance
VaR	1,380	804	926

(1) Includes the financial statement total, except for the financial assets and liabilities held for trading.

Structural liquidity management

Structural liquidity management seeks to finance the Bank's recurring business with optimal maturity and cost conditions, ensuring to the Bank suitable sources of funding, aligned with the strategic plan and assumed risk profile.

The main features of the structural liquidity management in 2017 were as follows:

• Comfortable position of structural liquidity. Since Banco Santander is basically a commercial Bank, client deposits constitute the main source of liquidity in its financing structure. These deposits, combined with capital and other similar instruments, enable the Bank to cover most of its liquidity requirements and, as a result, the financing raised in wholesale markets is moderate with respect to the size of its financial statements.

•  In Brazil, the legal reserve requirement takes a considerable part of the funding.

• Obtainment of liquidity through diversification in instruments. Additionally, subordinated and senior debts have an overall long maturity.

• The local financial statement should be self-funded.

• Based on stress test results, a minimum liquidity buffer is maintained.

• Banco Santander reliance in international funding is not considerable.

• The aim is that hard currency related activities be funded with third parties hard currency funding.

• Though, given to the potential disruptions in this market, Banco Santander has mechanisms to use the local liquidity in order to support hard currency activities.

• High capacity to obtain on-balance-sheets liquidity. Government bond positions are held for liquidity management purposes.

• The Bank performs control and management functions, which involves planning its funding requirements, structuring the sources of financing to achieve optimum diversification in terms of maturities and instruments, and defining contingency plans.

In practice, the liquidity management performed by the Bank consists of the following:

• Each year, a liquidity plan is prepared on the basis of the financing needs arising from the budgets of each business. Based on these liquidity requirements and considering certain prudential limits on the obtainment of short-term market financing, the Bank establishes an issue and securitization plan for the year.

• Throughout the year the Bank periodically monitors the actual changes in financing requirements and updates this plan accordingly.

• Control and analysis of liquidity risk. The primary objective is to guarantee that the Bank has sufficient liquidity to meet its short- and long-term financing requirements in normal market situations. To this end, the Bank employs certain financial statement control measures, such as the liquidity gap and liquidity ratios.

Simultaneously, different scenarios (or stress-scenarios) analysis are conducted which consider the additional requirements that could arise if certain extreme but plausible events occur. The goal pursued is to cover a broad view of situations that are more or less likely to affect the Bank, thus enabling it to prepare the related contingency plans.

c.8) Sensitivity analysis

The risk management is focused on portfolios and risk factors pursuant to the requirements of regulators and good international practices.

Financial instruments are segregated into trading and Banking portfolios, as in the management of market risk exposure,  according to the best market practices and the transaction classification and capital management criteria of the New Standardized Approach of regulators. The trading portfolio consists of all transactions with financial instruments and products, including derivatives, held for trading, and the Banking portfolio consists of core business transactions arising from the different Banco Santander business lines and their possible hedges. Accordingly, based on the nature of  Banco Santander's activities, the sensitivity analysis was presented for trading and Banking portfolios.

Banco Santander performs the sensitivity analysis of the financial instruments in accordance with requirements of regulatory bodies and international best practices, considering the market information and scenarios that would adversely affect the positions and the income of the Bank.

The table below summarizes the stress amounts generated by  Banco Santander's corporate systems, related to the Banking and trading portfolio, for each one of the portfolio scenarios as of December 31, 2017.

Trading portfolio

		2017
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(2,447)	(73,635)	(147,269)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(944)	(19,373)	(38,746)
Inflation	Exposures subject to change in coupon rates of price indexes	(5,032)	(77,354)	(154,707)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(5,306)	(16,830)	(33,659)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(6,399)	(29,576)	(59,152)
Foreign currency	Exposures subject to foreign exchange	(4,933)	(123,334)	(246,668)
Eurobond/Treasury/Global	Exposures subject to changes in interest rate negotiated roles in international market	(1,469)	(8,734)	(17,469)
Shares and Indexes	Exposures subject to change in shares price	(1,768)	(44,194)	(88,388)
Total (1)		(28,298)	(393,030)	(786,058)

(1) Amounts net of taxes.

Scenario 1: a shock of 10 base points on the interest curves and 1% to price changes (currency and stocks);

Scenario 2: a shock of +25% and -25% in all risk factors, are considered the greatest losses per risk factor;

Scenario 3: a shock of +50% and -50% in all risk factors, are considered the greatest losses per risk factor.

Portfolio Banking

		2017
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(57,347)	(1,099,710)	(2,144,967)
TR and Long-Term Interest Rate - (TJLP)	Exposures subject to changes in Exchange of TR in TJLP	(17,245)	(327,661)	(638,940)
Inflation	Exposures subject to change in coupon rates of price indexes	(34,794)	(661,094)	(1,289,132)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(7,123)	(135,334)	(263,901)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(2,423)	(46,031)	(89,761)
Interest Rate Markets International	Exposures subject to changes in interest rate negotiated roles in international market	(10,655)	(202,441)	(394,759)
Foreign Currency	Exposures subject to Foreign Exchange	(1,116)	(27,896)	(55,793)
Total (1)		(130,703)	(2,500,167)	(4,877,253)

(1) Amounts net of taxes.

Scenario 1: a shock of 10 base points in interest rate curves and 1% price variance (currency);

Scenario 2: a shock of +25% and -25% in all risk factors, are considered the greatest losses per risk factor;

Scenario 3:  a shock of +50% and -50% in all risk factors, are considered the greatest losses per risk factor.

d) Independent Structure

The local area, called Operational Risks Control, is responsible for implementing the management and control model of Operational Risks of Banco Santander. It is subordinated to Executive Vice-President of Risks and count with people, structure, standards, methodologies and tools for ensuring adequacy of the management and control model.

The Management is an acting part and is aligned with the mission of the areas, recognizing, participating and sharing responsibility for the continuous improvement of the operational and technological risk management culture. Then they can ensure compliance with the established objectives and goals, as well as the security and quality of the products and services provided by the Bank.

The Bank's Board of Directors opted to adopt the Alternative Standardized Approach (ASA) to calculate the installment of Required Reference Equity (PRE) related to operational risk.

d.1) Operational Risks Control

It has as mission towards Banco Santander: Support for the achievement of the strategic objectives and the decision-making process, the adequacy and attendance mandatory requirements, the maintenance of solidity, reliability, reduction and mitigation of losses due to operational risks, further on to the implementation, dissemination of the culture of operational risks.

Acts in preventing the operational risk and supports for the continued strengthening of the internal control system, attending the requirements of regulatory agencies, New Basel Agreement - BIS II and resolutions of the National Monetary Council. This model also follows the guidelines established by Santander Spain, which was based on COSO-Committee of Sponsoring Organizations of the Tread way Commission-Internal Control - Integrated Framework 2013.

The procedures developed and adopted are intended to ensure Bank´s continuous presence among the select group of financial institutions recognized as having the best operational risk management practices, thereby helping to continuously improve its reputation, solidity and reliability in the local and international markets.

In the second half of 2014, was consolidated the adoption if the approaches by lines of defense, approved in the Executive Committee.

Defense Line Model

First Line	Second Line	Third Line
• Identification, management, mitigation and report to the corresponding control functions	• Independent control function "challenge", which ensures that risks are appropriately identified and managed by first line.	• Functions of verification of robustness of operational risk model, which already are made repeatedly by internal audit Division or another independent area

• Responsibility of all business units and Bank support area	• Responsible for the conception and maintenance of the policy of control and operational risk management

• Informs the Board of Directors and Board of the Bank

Operational Risks Control is the second line of defense in Santander's model and aims to maintain the fulfillment, alignment and compliance with corporate guidelines of the Santander group, the Basle Accord and resolutions of the National Monetary Council. Also acts in the control and challenge of the activities performed by the first line of Defense, contributing to its strengthening, vision of an integrated approach to risk management.

d.2) Comprehensiveness and Sustainability

The scope of operational risk control and management, exceeds the allocation of regulatory capital, ensuring its sustainable development, including:

• Improvement of operational efficiency and productivity in the activities and processes.

• Compliance with existing regulations: Bacen, Susep, CVM and BIS, as well as new requirements and monitoring the timely fulfillment of requests from regulators.

• Strengthening of the reputation and improvement in the relation of Risk x Return to the public with whom the Bank maintains relationship.

• Maintenance and preservation of the quality and reliability of products and services.

• Identifying and addressing timely the corrections of identified vulnerabilities in processes.

• Dissemination of culture of advanced management and control of Operational Risks, by means of internal communication (intranet, on-site courses, "online" courses and monthly communication by “Boletim de RO” and “Boletim Flash de RO”), with reinforcement in the "Accountability".

This solid and efficient structure permits the continuous enhancement of existing methodologies and the further dissemination of the culture of responsibility in regard to the advanced management of operational risk.

d.3) Differential factor

The Operational Risks Control area invests in the development, training and updating of its professionals so they can keep up with changes in the business environment, in addition to offering training programs for other professionals through the intranet and on-site courses. Among the personal course, we highlight the achievement of training aimed at increasing culture of RO management, training for the capture of operational losses, among others.

This has made a significant contribution to the Bank consistently achieve its strategic and operational goals, by providing knowledge of the exposure to assumed operational risks and the controlled environment, maintaining the Bank's low-risk profile and ensuring the sustainable development of its operations.

The Bank highlights:

• Mandatory training for all Banco Santander employees through e-learnings ("NetCursos"), addressing the issue of operational risks and business continuity;

• The creation, dissemination and maintenance of Instruction Manuals, promoting corporate values and commitment;

• Coordination of the annual process for projecting losses caused by operational risks, defining action plans to reduce these losses and for accountability;

• Development of key risk indicators, aiming to ensure absolute and relative analyses based on volumetric and market analysis;

• Composition of lines of defense creating new functions for the role of operational risk representative: "Coordinator" and "Coordinator Assist" Operational Risk covering the perimeter of RO and "experts" in cases where the operational risk is transverse to the organization.

d.4) Communication Policy

The Operational Risks Control area is part of Santander's governance structure and produces a series of specific monthly reports for management detailing events that occurred, the main activities undertaken, and the corrective and precautionary action plans identified and monitored, ensuring transparency and providing knowledge for governance forums.

Annually, it prepares the Management Report and Control of Operational, Technological Risk , the Management of Business Continuity and the Evaluation of Internal Controls. Which is presented to the Bank's Board of Director.

Additional information can be obtained from the Bank's Social and Annual Reports on its website.

e) Reputational Risk

e.1) Reputational Risk

The reputational risk is defined as a risk of a negative economic impact, current and potential, due to a perception unfavorable of the Bank by its employees, clients, shareholders/investors and society in general.

The reputational risk may arise from multiple sources and, in many cases, is derived from other risk events. In general, these sources might be related to the business and other support activities that are realized by the Bank, the economic context, social or politic, or even by other events arising from other competitors that might affect the Bank.

e.2) Compliance

It is defined as legal risk, of regulatory sanctions, financial loss or reputation that an institution may suffer as a result of failures in the compliance with laws, rules, ethics and conduct codes and good bank practices. The compliance risk management has the goal of being preventive and includes the monitoring, educative processes, Consulting, risk evaluation and corporative communication related to the rules and legislation applicable to each business department.

e.3) Directives

a. Compliance principles - Ethics and Conduct in the Securities Markets

The Bank's ethical principles and conduct parameters are established in internal policies which are made available to all employees. Conduct Code in the Securities Markets and its formal acknowledgement is mandatory to all staff working close to securities markets.  Proper communication channels are in place to clarify doubts and complaints from employees, the monitoring and  controlling of these information are conducted in a way that adherence to the rules established is secured.

b. Money Laundering Prevention

The Bank's money Laundering Prevention policies and terrorism financing prevention are based on the knowledge and rigorousness of the acceptance of new clients, complemented by the continuous scrutiny of all transactions where the Bank are involved in. The importance given to the theme is reflected on the direct involvement of management, namely the Operational Money Laundering Prevention and Compliance Committee, which meets each month to deliberate on issues regarding the theme and to be directly involved with new clients acceptance and suspicious transactions reporting.

c. New products and services and suitability

All new products and services are debated/analyzed internally at various levels until their risks have been fully mitigated, and subsequently approved by the Commercialization Local Committee (CLC), composed of Bank executives. After review and approval, the new products and services are monitored trying to identify them so timely events that may pose reputational risk, which if identified, are reported to the CLC.

f) Compliance with the new regulatory framework

The Banco Santander has assumed a firm commitment to the principles underlying the “Revised Framework of International Convergence of Capital Measurement and Capital Standards” (Basel II). This framework allows entities to make internal estimates of the capital they are required to hold in order to safeguard their solvency against events caused by various types of risk. As a result of this commitment, the Bank has devoted all the human and material resources required to ensure the success of the Basel II implementation plan. For this purpose, a Basel II team was created in the past, consisting of qualified professionals from the Bank's different departments: mainly Finance, Risks, Technology and Operations, Internal Audit -to verify the whole process, as the last layer of control at the entity-, and Business -particularly as regards the integration of the internal models into management. Additionally, specific work teams have been set up to guarantee the proper management of the most complex aspects of the implementation.

Supplementing the efforts of the Basel II operating team, the Bank management has displayed total involvement from the very beginning. Thus, the progress of the project and the implications of the implementation of the New Capital Accord by the Banco Santander have been reported to the management committee and to the board of directors on a regular basis.

In the specific case of credit risk, the implementation of Basel II entails the recognition, for regulatory capital purposes, of the internal models that have been used for management purposes.

The Bank intends to apply, over the next five years, the advanced internal ratings-based (AIRB) approach under Basel II for substantially all of its subsidiaries, until the percentage of net exposure of the loan portfolio covered by this approach is close to 100%.

The additional capital requirements derived from the self assessment process (Pillar II) should be compensated by the risk profile that characterizes the Bank's business activities (low average risk), due to its focus on Commercial Bank (small and medium-sized enterprises and Individuals) and the diversification of the business. The Pillar 2 which considers the impact of risks not addressed under Pillar I (regulatory capital) and the benefits arising from the diversification among risks, businesses and geographical locations.

Regarding the other risks addressed under Pillar I of Basel II, Banco Santander is developing internal models for market risk and will remain using the standardized method for operational risk, since it considers the premature use of advanced models (AMA) for this purpose . Regarding the Market Risk, Banco Santander presented his candidacy in the second half of 2011, pending approval with the regulators for the use of internal models for calculating regulatory capital.

Pillar II is another significant line of action under the Basel Corporate Framework. In addition to the methodology supporting the economic capital model review and strengthening, the technology was brought into line with the platform supporting Pillar I, so that all the information on credit risk will come from this source.

Besides the Basel II implementations, Banco Santander complies with the new regulations of Basel III, according to the standards issued by Bacen.

According to the definition proposed by the Basel Committee (Basel III), Credit Valuation Adjustment (CVA) is an adjustment to the fair value of derivative financial instruments in order to measure the credit risk of a counterparty. Thus, the CVA depends on the credit spread of the counterparty, as well as the market risk factors that drives the values of the derivatives and, therefore, their exposure. In an analytical way, the CVA can be defined by the following expression:

CVA = EE  * PD * DF * LGD (1)

(1) EE=Expected Exposure; PD=Probability of Default; DF=Discount Factor; LGD=Loss Given Default

Expected Exposure (EE) is the future exposure of the derivative based on the counterparty's market risk. The probability of default (PD) is calculated based on credit spreads and is also marked to market. The discount factor (DF) is the factor that brings to the present value the projected exposure weighted by its respective probability of default. A Loss Given Default (LGD) is the estimated loss in the event of a credit.

f.1) Internal validation of risk models

Internal validation is a pre-requisite for the supervisory validation process by Basel II implementation. A specialized team of the Entity, with sufficient independence, obtains a technical opinion on the adequacy of the internal models for the intended internal or regulatory purposes, and concludes on their usefulness and effectiveness. This team must also assess whether the risk management and control procedures are adequate for the Entity's risk strategy and profile.

In addition to the regulatory requirement compliance, the internal validation department provides an essential support to the risk committee and management, as they are responsible for ensuring that appropriate procedures and systems are in place to monitor and control the entity's risks. In this case, the internal validation area is responsible for providing a qualified and independent opinion so that the responsible authorities decide on the authorization of the use of models (for management purposes as well as regulatory use).

Internal model validation at Banco Santander encompasses credit risk models, market risk models, ALM, pricing models, stress test models, the economic capital model and other models related to the exercise of ICAAP. The scope of the validation includes not only the more theoretical or methodological aspects, but also the technology systems and the quality of the data they provide, on which their effective operation relies, and, in general, all the relevant aspects of advanced risk management (controls, reporting, uses, involvement of management, etc.). Therefore, the goal of internal validation is to review quantitative, qualitative, technological and corporate governance related to regulatory and management aspects concerning the model risk control.

Among the main functions of the Internal Model Validation department are the following:

i. Establish general validation principles, conducting an independent evaluation process including (I) data quality, (II) use of the methodology and (III) functioning of the models;

ii. Propose documents and model validation guides;

iii. Evaluate the methodology and data used in the development of the model and challenge the model and its use, stating the implications and limitations of the model, as well as the associated risks;

iv. Issue a technical opinion on the adequacy of internal models for the intended internal and regulatory effects, concluding on their usefulness and effectiveness; and

v. Provide essential support to risk committees and management of the Bank, through a qualified and independent opinion for responsible decision-making on the authorization of the use of models (for management purposes as well as regulatory use).

It is important to note that Banco Santander's internal validation function is fully consistent with the independent validation criteria for advanced approach issued by the Basel Committee, the European supervisor 'home regulator' (Banco de España and the European Central Bank) and the Bacen in compliance with the rules Circular 3,648 dated March 4, 2013 (Chapter III), Circular Letter 3,565 of September 6, 2012 and Circular 3,547 of July 2011. In this case, the Bank maintains a Segregation of functions between internal validation and internal audit, which is the last layer of Bank control validation.

The Internal Audit is responsible for evaluating and reviewing the internal validation methodology and work and issues opinions with an effective level of autonomy. Internal Audit (third line of defense), as the ultimate control function in the Group, should (i) periodically assess the adequacy of policies, methods and procedures and (ii) confirm that they are effectively implemented in the management.

f.2) Capital Management

Capital management considers the regulatory and economic aspects and its objective is to achieve an efficient capital structure in terms of cost and compliance, meeting the requirements of the regulatory authorities and supporting to accomplish the goals of the classification of rating agencies and investors' expectations. Details regarding the capital management process can be found at www.ri.santander.com.br Corporate Governance -> Risk Management -> Risk and Capital Management Structure.

g) Economic capital

g.1) Main objectives

The development of economic capital models in finance aims to solve a fundamental problem of regulatory capital, Sensitivity Risk.

In this context, the economic capital models are essentially designed to generate risk-sensitive estimative, allowing greater precision in risk management, as well as better allocation of economic capital by business units of Banco Santander.

The Banco Santander has directed efforts to build a model of robust and integrated economic capital to the business management.

The main objectives of the structure of economic capital of the Banco Santander are:

1 - Consolidate Pillar I and other risks which affect business in a single quantitative model, and determine estimates of capital by establishing correlations between different risks;

2 - Quantify and monitor different types of variations in risk;

3 - Distribute capital consumption between the different portfolios and manage the efficiency of return on capital (RORAC);

4 - Estimating the Economic Value Added for each business unit. Economic profit must exceed the cost of the Bank's capital;

5 - Accordance with the regulation in locations where the Bank operates in the review process of Pillar II by supervisors.

g.2) The Economic Capital Model

In calculating the economic capital, it is the Bank's definition of losses to be covered. Thus, it is used a confidence interval necessary to ensure business continuity. The confidence interval for the Banco Santander is 99.90% higher than required by Basel II.

The risk profile in Brazil is distributed by Credit risk, Market, ALM, Business, Operations and tangible assets. However, to successfully anticipate the changes proposed in Basel III, new risks have been incorporated to model: Intangibles, pension funds (defined benefit) and deferred tax assets, which allow the Bank to adopt a position even more conservative and prudent.

% Capital	2017	2016	2015
Risk Type	New Methodology	New Methodology	New Methodology
Credit	70%	62%	56%
Market	4%	5%	4%
ALM	4%	9%	9%
Business	8%	8%	8%
Operational	6%	6%	5%
Fixed Assets	2%	2%	1%
Intangible Assets	1%	1%	6%
Pension Funds	1%	1%	2%
Deferred Tax Assets	4%	6%	9%
TOTAL	100%	100%	100%

Still, for being a commercial Bank, credit is the main source of risk in Banco Santander and the evolution of this portfolio is a leading factor for oscillation.

Banco Santander periodically evaluates the level and evolution of RORAC of the main business units. The RORAC is the quotient of the profit generated on allocated capital, using the following formula:

RoRAC=Profit/Economic Capital

Banco Santander also makes the planning of capital in order to obtain future projections of economic and regulatory capital. The estimative obtained for the Bank are incorporated to different scenarios consistently, including its strategic objectives (organic growth, M & A, payout ratio, credits, etc.). Possible management strategies leading to optimize capital and solvency return of the Bank are identified.

RoRAC

Banco Santander has used the RORAC, with the following objectives:

1 - Analyze and set a minimum price for operations (admission) and clients (monitoring).

2 - Estimate capital consumption of each client, economic groups, portfolio or business segment, in order to optimize the allocation of economic capital, maximizing the efficiency of the Bank.

3 - Measure and monitor business performance.

To evaluate the operations of global clients, the calculation of economic capital considers some variables used in the calculation of expected and unexpected losses.

Among these variables are:

1 - Counterparty rating;

2 - Maturity;

3 - Guarantees;

4 - Type of financing;

The return on capital is determined by the cost of capital. To create value for shareholders, the minimum return operation must exceed the cost of capital of Banco Santander.

APPENDIX I -  RECONCILIATION OF SHAREHOLDERS' EQUITY AND NET INCOME - BRGAAP vs IFRS

The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments:

Thousand of Reais	Note	2017	2016	2015

Shareholders' equity attributed under to the Parent Brazilian GAAP		59,499,954	57,771,524	54,819,073
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	j	18,301	643	-
Reclassification of available-for-sale financial instruments	j	34,818	23,180	-
Impairment on loans and receivables	a	(71,091)	124,787	132,878
Category transfers	b	351,132	608,897	704,519
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	664,204	297,720	138,314
Reversal of goodwill amortization	d	26,592,852	25,122,573	23,344,320
Realization on purchase price adjustments	e	702,436	778,882	798,776
Recognition of fair value in the partial sale in subsidiaries	f	112,052	112,052	112,052
Option for Acquisition of Equity Instrument	g	(1,287,240)	(1,017,000)	(1,017,000)
Goodwill acquisition Santander Services (Santusa)	h	(298,978)	-	-
Others		332,267	263,797	367,290
Shareholders' equity attributed to the parent under IFRS		86,650,707	84,087,055	79,400,222
Non-controlling interest under IFRS		436,894	725,504	435,062
Shareholders' equity (including non-controlling interest) under IFRS		87,087,601	84,812,559	79,835,284

Thousand of Reais	Note	2017	2016	2015

Net income attributed to the Parent under Brazilian GAAP		7,996,577	5,532,962	6,998,196
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	j	18,775	7,960	-
Reclassification of available-for-sale financial instruments	j	(46,160)	(39,234)	-
Impairment on loans and receivables	a	(195,878)	(8,091)	4,798
Category transfers	b	(219,829)	(45,314)	-
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	366,484	148,450	23,534
Reversal of goodwill amortization	d	1,470,279	1,755,750	2,783,507
Realization on purchase price adjustments	e	(76,446)	(76,247)	(75,962)
Option to Acquire Own Equity Instrument	g	(270,240)	-	-
Others		(119,498)	58,327	49,667
Net income attributed to the parent under IFRS		8,924,064	7,334,563	9,783,740
Non-controlling interest under IFRS		213,984	130,355	50,086
Net income (including non-controlling interest) under IFRS		9,138,048	7,464,918	9,833,826

a) Impairment on loans and receivables:

The result refers to the adjustment resulting from the estimate of losses on the loan and receivables portfolio, which was determined based on the history of impairment and other circumstances known at the time of the evaluation, in accordance with guidance provided by IAS 39 "Financial Instruments: Recognition and Measurement". These criteria differ in certain aspects from the criteria adopted under BRGAAP, which uses certain regulatory limits defined by the Central Bank. In the Financial Statements under IFRS, this effect considers the impact related to the provisions of certain debt instruments, which for the purposes of BRGAAP are treated as Securities.

b) Transfer of category

The IAS 39 permits reclassification of the category "available for sale" to "held to maturity" and "available for sale" to "loans and receivables" at any time, provided that the entity has the intention and ability to hold the financial asset in this category. However, for the purpose of local books (BR GAAP), pursuant to art. 5 of BACEN Circular 3,068, the revaluation regarding the classification into categories of securities may only be made when preparing the half-yearly and the yearly financial statements. For purposes of IFRS financial statements of December 2015, Banco Santander reclassified some securities therefore on July 1, 2015 and to Brazilian GAAP purposes due to local requirements mentioned above such change occurred on December 31, 2015. Considering the measurement effect of other assets that composes different categories between the IFRS and BRGAAP.

c) Deferral of financial fees, commissions and other costs under effective interest rate method:

Under IFRS, in accordance with IAS 39 “Financial Instruments: Recognition and Measurement”, financial fees, commissions and other costs that are integral part of effective interest rate of financial instruments measured at amortized cost are recognized in the income statement over the term of the corresponding contracts. Under BRGAAP these fees and expenses are recognized directly as income when received or paid.

d) Reversal of goodwill amortization:

Under BRGAAP, goodwill is amortized systematically over a period up to 10 years and additionally, the goodwill recorded is measured annually or whenever there is any indication that the asset may be impaired. Under IFRS, in accordance with IAS 38 “Intangible Assets”, goodwill is not amortized, but instead, is tested for impairment, at least annually, and whenever there is an indication that the goodwill may be impaired; comparing its recoverable amount with its carrying value. The tax amortization of goodwill of Banco ABN Amro Real SA represents a difference between book and tax basis of a permanent nature and definitive as the possibility of future use of resources to settle a tax liability is considered remote by management, supported by the opinion of expert external advisors. The tax amortization of goodwill is permanent and definitive, and therefore does not apply to the recognition of a deferred tax liability in accordance with IAS 12, on temporary differences.

e) Realization on purchase price adjustments:

As part of the allocation of the purchase price related to the acquisition of Banco Real, following the requirements of IFRS 3, the Bank has recognized the assets and liabilities of the acquiree to fair value, including identifiable intangible assets with finite lives. Under BRGAAP, in a business combination, the assets and liabilities are kept at their book value. This purchase price adjustment relates substantially to the following items:

• The allocation related to the value of assets in the loan portfolio. The initial recognition of value of the loans at fair value, adjustment to the yield curve of the loan portfolio in comparison to its nominal value, which is recognized by its average realization period.

• The amortization of the identified intangible assets with finite lives over their estimated useful lives.

f) Recognition of fair value in the partial disposal of investments in subsidiaries

Under IFRS, in accordance with IFRS 10 "Consolidated Financial Statements" on partial disposal of a permanent investment, fair value is recognized over the remaining portion (Webmotors). Under BRGAAP, this type of operation, ongoing participation is registered by its book value.

g) Option for Acquisition of Equity Instrument

Within the context of transaction, Banco Santander has granted to the members of Getnet S.A. and Banco Olé Consignado a put option over all shares of Getnet S.A. and Banco Olé Consignado held by them. The overall out in IAS 32, a financial liability was recognized for this commitment, with a specific charge in a heading in stockholders' equity in the amount of R$950 million and R$67 million, respectively. In 2017, an expense in the consolidated statements of income of R$164 million, was recognized in Getnet S.A. and Banco Olé Consignado.

h) Santander Serviços goodwill (Santusa)

According to the IFRS, in line with IFRS 3 "Business Combination", when the owner acquires more shares or other equity instruments of an entity already controlled, it shall consider such amount as an equity reduction. According to the BRGAAP this amount shall be registered in the asset as goodwill or discount on the acquisition f the investment, which is the difference between the acquision cost and the equity amount of the shares.

i) Reclassification of financial instruments at fair value through profit or loss

Under BRGAAP, all loans, financing and deposits are recorded at amortized cost. In IFRS, in accordance with IAS 39 "Financial Instruments: Recognition and Measurement", financial assets may be measured at fair value and included in the category "Other financial assets at fair value through profit or loss", in order to eliminate or significantly reduce accounting mismatches ( accounting mismatch) of recognition or measurement derived from the measurement of assets or liabilities or from the recognition of gains or losses on these assets / liabilities on a number of bases, which are managed and their performances valued at fair value. Accordingly, the Bank classified loans, financing and deposits that meet these parameters as "fair value through profit or loss", as well as certain debt instruments classified as "available for sale" in BRGAAP. The Bank opted for this classification base in IFRS, since it eliminates an accounting mismatch in the recognition of revenues and expenses.

j) Reclassification of available-for-sale financial instruments

According to the BRGAAP, the Bank registers some investments, for example, debt instruments initially measured at amortized cost and equity instruments at cost. At the time of this balance sheet, the management reviewed the managing strategy of its investments and according to Bacen Circular 3.068, the debt instruments were reclassified to "trading" measured at fair value with changes in the income statement. According to the IFRS, the Bank is classifying this investments as available for sale measuring them at fair value with changes in "other comprehensive income", in line with IAS 39 "Financial Instruments: Recognition and Measurement", which does not allow the reclassification of any financial instrument to fair value with changes in the income statement after the initial recognition.

APPENDIX II -  STATEMENTS OF VALUE ADDED

	2017		2016		2015
Thousand of Reais
Interest and similar income	71,418,349		77,146,077		69,870,200
Net fee and commission income	12,721,868		10,977,596		9,483,509
Impairment losses on financial assets (net)	(12,338,300)		(13,301,445)		(13,633,989)
Other income and expense	(3,043,565)		(751,727)		(3,867,959)
Interest expense and similar charges	(36,471,860)		(46,559,584)		(38,533,089)
Third-party input	(6,728,881)		(5,804,939)		(7,061,296)
Materials, energy and others	(495,913)		(510,961)		(520,831)
Third-party services	(5,107,077)		(4,589,468)		(4,632,346)
Impairment of assets	(456,711)		(114,321)		(1,220,645)
Other	(669,180)		(590,189)		(687,474)
Gross added value	25,557,611		21,705,978		16,257,376
Retention
Depreciation and amortization	(1,662,247)		(1,482,639)		(1,490,017)
Added value produced	23,895,364		20,223,339		14,767,359
Added value received from transfer
Investments in affiliates and subsidiaries	71,551		47,537		116,312
Added value to distribute	23,966,915		20,270,876		14,883,671
Added value distribution	15,540,106
Employee	7,908,746	33.0%	7,378,374	36.4%	6,829,965	45.9%
Compensation	5,795,579		5,455,374		4,824,615
Benefits	1,421,910		1,397,711		1,300,788
Government severance indemnity funds for employees - FGTS	413,871		352,939		391,608
Other	277,386		172,350		312,954
Taxes	6,131,544	25.6%	4,659,989	23.0%	(2,527,787)	-17.0%
Federal	5,481,969		4,101,629		(3,023,224)
State	1,260		717		659
Municipal	648,315		557,643		494,778
Compensation of third-party capital - rental	788,577	3.3%	767,595	3.8%	747,667	5.0%
Remuneration of interest on capital	9,138,048	38.1%	7,464,918	36.8%	9,833,826	66.1%
Dividends and interest on capital	6,300,000		4,550,000		6,200,000
Profit Reinvestment	2,624,064		2,784,563		3,583,740
Profit (loss) attributable to non-controlling interests	213,984		130,355		50,086
Total	23,966,915	100.0%	20,270,876	100.0%	14,883,671	100.0%